As filed with the Securities and Exchange Commission on December 6, 2007

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21648

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY CASH MANAGEMENT FUNDS

 (Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor

New York, New York 10158-0180

(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Peter E. Sundman, Chairman of the Board and Chief Executive Officer

Lehman Brothers Institutional Liquidity Cash Management Funds

605 Third Avenue, 2nd Floor

New York, New York 10158-0180

Arthur Delibert, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C.  20006-1600

(Names and Addresses of agents for service)

Date of fiscal year end: March 31, 2008

Date of reporting period: September 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

Lehman Brothers

Institutional Liquidity

Cash Management Funds

Cash Management Money Market Portfolio

Cash Management Prime Portfolio

Semi-Annual Report

September 30, 2007

Contents

THE PORTFOLIOS

Chairman’s Letter	1

PORTFOLIO COMMENTARY/MATURITY DIVERSIFICATION

Cash Management Money Market Portfolio	3

Cash Management Prime Portfolio	3

Portfolio Expense Information	6

FINANCIAL STATEMENTS	8

FINANCIAL HIGHLIGHTS/PER SHARE DATA

Cash Management Money Market Portfolio	15

Cash Management Prime Portfolio	16

THE MASTER SERIES

SCHEDULE OF INVESTMENTS

Money Market Master Series	18

Prime Master Series	22

FINANCIAL STATEMENTS	29

FINANCIAL HIGHLIGHTS

Money Market Master Series	35

Prime Master Series	36

Directory	38

Proxy Voting Policies and Procedures	39

Quarterly Portfolio Schedule	39

Board Consideration of the Management and Sub-Advisory Agreements	39

©2007 Lehman Brothers Asset Management LLC All rights reserved.

Chairman’s Letter

Dear Fellow Shareholder,

I am pleased to present to you this semi-annual report for the Cash Management Money Market Portfolio and the Cash Management Prime Portfolio for the period ended September 30, 2007. The report includes portfolio commentary, listings of the Portfolios’ investments, and their financial statements for the reporting period.

The period was marked by extreme volatility in both credit and equity markets, as the housing decline finally began to affect the broader fixed income markets. Beginning in July, reports of problems at two hedge funds began to unsettle investors, leading to a flight to the safety of Treasuries that dislocated short-term rates. After using a variety of available policy levers during the worst of the crisis, the Federal Reserve took strong action in September by cutting the Fed Funds rate by 50 basis points, in an effort to prevent credit issues from affecting the broader economy.

The Portfolios performed admirably and as expected throughout the period. Our investment strategy combines a distinct process for interest rate risk management with dedicated credit research to build portfolios of high-quality securities that seek to respond quickly to changes in interest rates without sacrificing yield.

As always, we intend to proceed with caution to protect our clients’ principal and maintain daily liquidity and diversification.

Sincerely,

PETER SUNDMAN

CHAIRMAN OF THE BOARD

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY CASH MANAGEMENT FUNDS

Institutional Liquidity Cash Management Funds Portfolio

Commentaries

We are pleased to report that both the Cash Management Money Market Portfolio and the Cash Management Prime Portfolio delivered positive returns and outperformed the iMoneyNet Money Fund Report Taxable First Tier Institutional Average during the six months ended September 30, 2007.

The Federal Reserve remained on hold throughout most of the period, with rates at 5.25%. The minutes from the Federal Open Market Committee’s March meeting (released in April) indicated the Fed’s reluctance to cut rates, given the level of inflation—despite the slowing of the economy. However, market expectations for a rate cut remained in place, as seen by a gradual drop in short-term Treasury yields. In April, a demand and supply imbalance drove the yield on the three-month U.S. Treasury bill to its lowest level since June 2006, and this yield dropped lower still in June as prices increased. Beginning in July, worries about reports of large losses at hedge funds in the subprime and collateralized debt space led to a flight-to-quality bid for Treasuries and a slight widening of risk premiums in the market.

New challenges arose in July for the credit markets, as the perceived risk of owning corporate bonds soared. Investors became increasingly concerned about contagion to the broader market from the shakeout in subprime mortgages, leading to more investors taking refuge in Treasuries. Premiums for lending increased dramatically, as the excesses of a prolonged period of liquidity began to be removed from the market. While the Fed left rates unchanged at its August 7 meeting, citing the risk that inflation would “fail to moderate,” the central bank did acknowledge the ongoing housing correction and tighter credit conditions as issues.

Shortly thereafter, in response to the deepening turmoil in the markets, the Fed lowered the Discount rate (the interest rate charged to banks), began accepting a wider range of collateral at the discount window and added substantial additional reserves to the banking system. These steps were seen by many as a “surgical approach,” in which all the levers of monetary policy available to the Fed would be employed, in contrast to a hasty move to lower the Fed Funds rate.

September brought the release of August payroll figures, which were negative for the first time in four years, as well as a sharp revision to the prior two months’ figures—and seen as apparent proof that the employment situation appeared to be worsening. (August payroll figures were adjusted upward in October) This, coupled with a housing market that continued to see declining prices and higher inventories, heightened the Fed’s interest in preempting any material effects on economic growth.

As a result, the Fed reduced the Fed Funds rate by 50 basis points at its September meeting, marking its first rate reduction since 2003. The move to 4.75% was only the second time in the last 20 years that an easing cycle had commenced with a 50 basis point reduction. In taking rates lower, the Federal Open Market Committee commented that the action was “intended to help forestall some of the adverse effects on the broader economy that might otherwise arise from the disruptions in the financial markets.” The committee added that it was prepared to “act as needed to foster price stability and sustainable economic growth.”

After an impressive rally, the two-year U.S. Treasury note closed out September at below 4% for the first time since 2005, finishing the period yielding 3.99%, while the 10-year note finished at 4.59% and the three-month U.S. Treasury bill yielded 3.80%.

The U.S. economy has been extremely resilient thus far. However, we anticipate that further deterioration in the housing market will start to take its toll on the consumer and ultimately business investment. The market is suffering from a crisis of confidence, and while the Fed remains reluctant to take rates lower, we believe that the easing cycle may continue.

Cash Management Money Market Portfolio

For the six months ended September 30, 2007, the Cash Management Money Market Portfolio returned 2.65% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average’s 2.54%. The Portfolio closed the period with a 5.34% seven-day current yield* and a 5.48% seven-day effective yield; this more closely reflects current earnings than the six-month or one-year figures.

MONEY MARKET MASTER SERIES

Maturity Diversification (% by Maturity)

1 - 7 Days	29.8%
8 - 30 Days	28.4
31 - 90 Days	25.6
91 - 180 Days	13.9
181+Days	2.3

Cash Management Prime Portfolio

For the six months ended September 30, 2007, the Cash Management Prime Portfolio returned 2.65% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average’s 2.54%. The Portfolio closed the period with a 5.31% seven-day current yield* and a 5.45% seven-day effective yield; this more closely reflects current earnings than the six-month or one-year figures.

Sincerely,

JOHN C. DONOHUE AND TIMOTHY J. ROBEY

PORTFOLIO CO-MANAGERS

*	Current yield more closely reflects current earnings than does total return.

PRIME MASTER SERIES

Maturity Diversification (% by Maturity)

1 - 7 Days	50.2%
8 - 30 Days	22.1
31 - 90 Days	17.6
91 - 180 Days	8.5
181+Days	1.6

PERFORMANCE HIGHLIGHTS

Lehman Brothers Institutional Liquidity Cash Management Funds
		For the 7 Days Ended 9/30/2007
	Inception Date	Current Yield[2]	Effective Yield[2]
Cash Management Money Market Portfolio[1]	12/30/2004	5.34%	5.48%
Cash Management Prime Portfolio[1]	12/27/2004	5.31%	5.45%

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit www.lehmanam.com/publiccp/LAM/americas/cash-mgmt.html. The composition, industries and holdings of the fund are subject to change.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Endnotes

1	Neuberger Berman Management Inc. (“Management”) has contractually undertaken to forgo current payment of fees and/or reimburse Cash Management Money Market Portfolio and Cash Management Prime Portfolio so that total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) of each Fund are limited to 0.15% of average daily net assets. The undertakings last until March 31, 2010. Each Portfolio has contractually undertaken to repay Management for fees and expenses forgone and/or its excess expenses paid by Management, provided the repayments do not cause operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed the above-stated expense limitation and the repayments are made within three years after the year that Management incurred the expense. For the period ended September 30, 2007, if Management had not waived fees or reimbursed the Portfolios as described above, performance would have been lower for each Portfolio.

2	“Current yield” of a money market fund refers to the income generated by an investment in the Fund over a recent 7-day period. This income is then “annualized.” The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The “effective yield” will be slightly higher than the “current yield” because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results. Unaudited performance data current to the most recent month-end are available by visiting www.lehmanam.com/publiccp/LAM/americas/cash-mgmt.html.

Glossary of Indices

The iMoneyNet Money Fund Report Taxable First Tier Institutional Average:	Measures the performance of institutional money market mutual funds which invest in anything allowable under SEC regulations governing money market funds, except Second Tier Commercial Paper.

Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolios may invest in securities not included in the above-described index.

Information About Your Portfolio’s Expenses

These tables are designed to provide information regarding costs related to your investments. All mutual funds incur operating expenses, which include each portfolio’s proportionate share of expenses of its corresponding master series, administrative service fees and other expenses. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended September 30, 2007 and held for the entire period. The tables illustrate the portfolio’s costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the portfolio’s actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these portfolios versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Information As of 9/30/07 (Unaudited)

CASH MANAGEMENT MONEY MARKET PORTFOLIO

Actual	Beginning Account Value 4/1/07	Ending Account Value 9/30/07	Expenses Paid During the Period* 4/1/07 - 9/30/07	Expense Ratio
	$1,000.00	$1,026.50	$0.66	.13%

Hypothetical (5% annual return before expenses)**
	$1,000.00	$1,024.35	$0.66	.13%

CASH MANAGEMENT PRIME PORTFOLIO

Actual	Beginning Account Value 4/1/07	Ending Account Value 9/30/07	Expenses Paid During the Period* 4/1/07 - 9/30/07	Expense Ratio
	$1,000.00	$1,026.50	$0.66	.13%

Hypothetical (5% annual return before expenses)**
	$1,000.00	$1,024.35	$0.66	.13%

*	For each portfolio, expenses are equal to the annualized expense ratio for the portfolio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Each portfolio’s expense ratio includes its proportionate share of the expenses of its corresponding master series.

**	Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent half year divided by 366.

Statements of Assets and Liabilities (Unaudited)

Institutional Liquidity Cash Management Funds

(000’s omitted except per share amounts)

	CASH MANAGEMENT MONEY MARKET PORTFOLIO	CASH MANAGEMENT PRIME PORTFOLIO
	September 30, 2007	September 30, 2007
Assets
Investment in corresponding Master Series, at value (Note A)	$151,630	$802,466
Receivable for Fund shares sold	—	6,167
Receivable from administrator-net (Note B)	11	26

Total Assets	151,641	808,659

Liabilities
Dividends payable	153	1,065
Accrued expenses and other payables	62	6

Total Liabilities	215	1,071

Net Assets at value	$151,426	$807,588

Net Assets consist of:
Paid-in capital	$151,439	$807,669
Distributions in excess of net investment income	—	(9)
Accumulated net realized gains (losses) on investment	(13)	(72)

Net Assets at value	$151,426	$807,588

Shares Outstanding ($.001 par value; unlimited shares authorized)	151,439	807,668

Net Asset Value, offering and redemption price per share	$1.00	$1.00

See Notes to Financial Statements

Statements of Operations (Unaudited)

Institutional Liquidity Cash Management Funds

(000’s omitted)

	CASH MANAGEMENT MONEY MARKET PORTFOLIO	CASH MANAGEMENT PRIME PORTFOLIO
	For the Six Months Ended September 30, 2007	For the Six Months Ended September 30, 2007
Investment Income
Investment income from corresponding Master Series (Note A)	$4,350	$35,433
Expenses from corresponding Master Series (Notes A & B)	(85)	(634)

Net investment income from corresponding Master Series	$4,265	$34,799

Expenses:
Administration fees (Note B)	40	330
Audit fees	7	3
Legal fees	27	26
Registration and filing fees	19	83
Shareholder reports	1	16
Shareholder servicing agent fees	12	13
Trustees’ fees and expenses	3	3
Miscellaneous	3	8

Total expenses	112	482

Expenses reimbursed by administrator (Note B)	(76)	(126)
Expenses waived by administrator (Note B)	(19)	(105)

Total net expenses	17	251

Net investment income (loss)	$4,248	$34,548

Realized and Unrealized Gain (Loss) on Investments (Note A):
Net gain (loss) on investments from corresponding Master Series	(5)	(9)

Net increase (decrease) in net assets resulting from operations	$4,243	$34,539

See Notes to Financial Statements

Statements of Changes in Net Assets

Institutional Liquidity Cash Management Funds

(000’s omitted)

	CASH MANAGEMENT MONEY MARKET PORTFOLIO		CASH MANAGEMENT PRIME PORTFOLIO
	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$4,248	$9,384	$34,548	$89,467
Net realized gain (loss) on investments from corresponding Master Series	(5)	(4)	(9)	(30)
Net increase (decrease) in net assets resulting from operations	4,243	9,380	34,539	89,437

Distributions to Shareholders From (Note A):
Net investment income	(4,248)	(9,384)	(34,558)	(89,467)
Total distributions to shareholders	(4,248)	(9,384)	(34,558)	(89,467)

From Portfolio Share Transactions (Note D):
Proceeds from shares sold	193,244	1,672,595	6,037,129	22,368,889
Proceeds from reinvestment of dividends and distributions	3,175	6,484	26,265	76,609
Payments for shares redeemed	(237,655)	(1,679,989)	(6,915,750)	(22,330,171)
Net increase (decrease) from Portfolio share transactions	(41,236)	(910)	(852,356)	115,327
Net Increase (Decrease) in Net Assets	(41,241)	(914)	(852,375)	115,297

Net Assets:
Beginning of period	192,667	193,581	1,659,963	1,544,666
End of period	$151,426	$192,667	$807,588	$1,659,963
Undistributed net investment income (loss) at end of period	$—	$—	$—	$1
Distributions in excess of net investment income at end of period	$—	$—	$(9)	$—

See Notes to Financial Statements

Notes to Financial Statements Institutional Liquidity Cash Management Funds (Unaudited)

Note A—Summary of Significant Accounting Policies:

1	General: The Cash Management Money Market Portfolio (“Money Market”) and the Cash Management Prime Portfolio (“Prime”) (individually a “Portfolio,” collectively, the “Portfolios”), are separate operating series of Lehman Brothers Institutional Liquidity Cash Management Funds (the “Trust”), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and its shares are registered under the Securities Act of 1933, as amended. The Board of Trustees of the Trust (the “Board”) may establish additional series or classes of shares without the approval of shareholders.

The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other series of the Trust.

Each Portfolio seeks to achieve its investment objective by investing all of its net investable assets in a Master Series of Institutional Liquidity Trust (each a “Master Series,” collectively, the “Master Series”) that has an investment objective identical to, and a name similar to, that of each respective Portfolio. Money Market invests in Money Market Master Series and Prime invests in Prime Master Series. The value of each Portfolio’s investment in its corresponding Master Series reflects the Portfolio’s proportionate interest in the net assets of its corresponding Master Series (5.80% for Money Market and 5.70% for Prime, at September 30, 2007). The performance of each Portfolio is directly affected by the performance of its corresponding Master Series. The financial statements of the Master Series, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolios’ financial statements.

It is the policy of the Portfolios to maintain a continuous net asset value per share of $1.00; the Portfolios have adopted certain investment, valuation, and distribution policies, which conform to general industry practice, to enable them to do so. However, there is no assurance the Portfolios will be able to maintain a stable net asset value per share. Each of these Portfolios complies with Rule 2a-7 of the 1940 Act.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Neuberger Berman Management Inc. (“Management”) to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2	Portfolio valuation: Each Portfolio records its investment in its corresponding Master Series at value. Investment securities held by the corresponding Master Series are valued as indicated in the notes following the Master Series’ Schedules of Investments.

3	Income tax information: The Portfolios are treated as separate entities for U.S. federal income tax purposes. It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Master Series, timing differences and differing characterization of distributions made by each Portfolio as a whole.

As determined on March 31, 2007, there were no permanent differences resulting from different book and tax accounting.

The tax character of distributions paid during the years ended March 31, 2007 and March 31, 2006 was as follows:

	Distributions Paid From:
	Ordinary Income		Total
	2007	2006	2007	2006
Money Market	$9,383,610	$7,359,541	$9,383,610	$7,359,541
Prime	89,467,328	33,576,427	89,467,328	33,576,427

As of March 31, 2007, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed Ordinary Income	Loss Carryforwards and Deferrals	Total
Money Market	$161,634	$(8,329)	$153,305
Prime	743,714	(62,484)	681,230

The difference between book and tax basis distributable earnings is attributable primarily to timing differences of distribution payments, post October loss deferrals, and capital loss carryforwards.

To the extent each Portfolio’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Portfolio not to distribute such gains. As determined on March 31, 2007, each Portfolio had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

	Expiring in:
	2013	2014	2015
Money Market	$62	$971	$5,353
Prime	—	12,465	37,174

Under current tax law, certain net capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the year ended March 31, 2007, the Portfolios elected to defer the following net capital losses arising between November 1, 2006 and March 31, 2007:

Money Market	$1,943
Prime	12,845

4	Distributions to shareholders: Each Portfolio earns income, net of expenses, daily on its investment in its corresponding Master Series. It is the policy of each Portfolio to declare distributions from net investment income on each business day; such distributions are paid or reinvested monthly. Distributions from net realized capital gains, if any, will be made annually. Income distributions and capital gain distributions to shareholders are recorded on the ex-date.

5	Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Portfolio or the Trust, are allocated among the Portfolios and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

6	Other: All net investment income and realized and unrealized capital gains and losses of a Master Series are allocated pro rata among its respective Portfolio and any other investors in the Master Series (including any other investment companies), if any.

7	Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

Each Portfolio retains Management as its administrator under an Administration Agreement. Each Portfolio pays Management an administration fee at the annual rate of 0.05% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company (“State Street”) as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement. Each Portfolio indirectly pays for investment management services through its investment in its corresponding Master Series at the annual rate of 0.08% of average net assets (see Note B of Notes to Financial Statements of the Master Series).

Management has contractually undertaken to forgo current payment of fees and/or reimburse each Portfolio for its operating expenses plus its pro rata portion of its corresponding Master Series’ operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions and extraordinary expenses) (“Operating Expenses”) which exceed the expense limitation as detailed in the following table:

	Contractual Expense Limitation(1)	Expiration	Contractual Reimbursement/Waiver of Fees from Management for the Six Months Ended September 30, 2007	Voluntary Reimbursement from Management for the Six Months Ended September 30, 2007(2)
Money Market	0.15%	3/31/10	$76,061	$19,244
Prime	0.15%	3/31/10	126,123	104,432

(1)	Expense limitation per annum of the Portfolios’ average daily net assets.

(2)	In addition to the contractual limitations listed above, effective July 2, 2007, Management has voluntarily undertaken to reimburse an additional 0.05% per annum of the average daily net assets of each Portfolio.

Each Portfolio has agreed to repay Management for fees and expenses foregone and/or its excess Operating Expenses previously reimbursed by Management, pursuant to a contractual expense limitation, so long as its annual Operating Expenses during that period do not exceed its expense limitation and the repayments are made within three years after the year in which Management issued the reimbursement or waived fees.

During the six months ended September 30, 2007, there was no repayment to Management under this agreement. At September 30, 2007, contingent liabilities to Management under the agreement were as follows:

	Expiring in:
	2008	2009	2010	2011	Total
Money Market	$60,865	$193,993	$64,582	$76,061	$395,501
Prime	68,720	462,072	—	126,123	656,915

Management and Lehman Brothers Asset Management LLC (“LBAM”), sub-adviser to each Master Series, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

Each Portfolio also has a distribution agreement with Management. Management receives no compensation under it and no commissions for sales or redemptions of shares of beneficial interest of each Portfolio.

The Board has adopted a distribution plan (“Plan”) with respect to each Portfolio, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, Management may receive a maximum fee at the annual rate of 0.15% of the average daily net assets to support distribution and shareholder servicing. Neither Portfolio currently charges such a fee but may do so upon approval of the Board.

Each Master Series has an expense offset arrangement in connection with its custodian contract. For the six months ended September 30, 2007, the impact of this arrangement was a reduction of expenses of $3,900 and $7,363 for Money Market and Prime, respectively.

Note C—Investment Transactions:

During the six months ended September 30, 2007, contributions and withdrawals in each Portfolio’s investment in its corresponding Master Series were as follows:

(000’s omitted)	Contributions	Withdrawals
Money Market	$186,493	$231,987
Prime	3,100,322	3,993,493

Note D—Portfolio Share Transactions:

Share activity at $1.00 per share for the six months ended September 30, 2007 and the year ended March 31, 2007 was as follows:

	For the Six Months Ended September 30, 2007					For the Year Ended March 31, 2007
(000’s omitted)	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Money Market	193,244	3,175	(237,655)	(41,236)	1,672,595	6,484	(1,679,989)	(910)
Prime	6,037,129	26,265	(6,915,750)	(852,356)	22,368,889	76,609	(22,330,171)	115,327

Note E—Recent Accounting Pronouncement:

In September 2006, Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management believes the adoption of SFAS 157 will not have a material impact on the Portfolios’ financial position or results of operations.

Note F—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of each Portfolio without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

Cash Management Money Market Portfolio†

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Master Series’ Financial Statements and notes thereto.

	Six Months Ended September 30, 2007 (Unaudited)		Year Ended March 31,		Period from December 30, 2004^ to March 31, 2005
			2007	2006
Net Asset Value, Beginning of Period	$1.0000		$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0263		.0510	.0366	.0059
Net Gains or Losses on Securities	(.0000)		(.0000)	(.0000)	—
Total From Investment Operations	.0263		.0510	.0366	.0059

Less Distributions From:
Net Investment Income	(.0263)		(.0510)	(.0366)	(.0059)
Total Distributions	(.0263)		(.0510)	(.0366)	(.0059)
Net Asset Value, End of Period	$1.0000		$1.0000	$1.0000	$1.0000
Total Return††	+2.65	%**	+5.22%	+3.72%	+0.59	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$151.4		$192.7	$193.6	$165.7
Ratio of Gross Expenses to Average Net Assets#	.13	%*	.15%	.15%	.15	%*
Ratio of Net Expenses to Average Net Assets‡	.13	%*	.15%	.15%	.15	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	5.26	%*	5.11%	3.73%	2.44	%*

See Notes to Financial Highlights

Financial Highlights

Cash Management Prime Portfolio†

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Master Series’ Financial Statements and notes thereto.

	Six Months Ended September 30, 2007 (Unaudited)		Year Ended March 31,		Period from December 27, 2004^ to March 31, 2005
			2007	2006
Net Asset Value, Beginning of Period	$1.0000		$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0262		.0512	.0366	.0062
Net Gains or Losses on Securities	(.0000)		(.0000)	(.0000)	.0000
Total From Investment Operations	.0262		.0512	.0366	.0062

Less Distributions From:
Net Investment Income	(.0262)		(.0512)	(.0366)	(.0062)
Total Distributions	(.0262)		(.0512)	(.0366)	(.0062)
Net Asset Value, End of Period	$1.0000		$1.0000	$1.0000	$1.0000
Total Return††	+2.65	%**	+5.24%	+3.72%	+0.62	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$807.6		$1,660.0	$1,544.7	$575.6
Ratio of Gross Expenses to Average Net Assets#	.13	%*	.15%	.15%	.15	%*
Ratio of Net Expenses to Average Net Assets‡	.13	%*	.15%	.15%	.15	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	5.24	%*	5.13%	3.76%	2.41	%*

See Notes to Financial Highlights

Notes to Financial Highlights Institutional Liquidity Cash Management Funds (Unaudited)

†	The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio’s proportionate share of its corresponding Master Series’ income and expenses.

††

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses (see Note B of Notes to Financial Statements of Institutional Liquidity Cash Management Funds).

‡

After reimbursement and/or waiver of certain expenses by Management (see Note B of Notes to Financial Statements of Institutional Liquidity Cash Management Funds). Had Management not undertaken such actions, the annualized ratios of net expenses to average daily net assets would have been:

	Six Months Ended September 30, 2007	Year Ended March 31,		Period Ended March 31, 2005
		2007	2006
Money Market	.24%	.25%	.27%	.39	%(1)
Prime	.17%	.18%	.22%	.23	%(2)

(1)	Period from December 30, 2004 (Commencement of Operations) to March 31, 2005.

(2)	Period from December 27, 2004 (Commencement of Operations) to March 31, 2005.

#	The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

^	The date investment operations commenced.

*	Annualized.

**	Not annualized.

Schedule of Investments Money Market Master Series (Unaudited)

PRINCIPAL AMOUNT		RATING		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

U.S. Government Agency Securities (1.2%)
$30,000	Federal Home Loan Bank, Bonds, 5.38%, due 4/9/08	AGY	AGY	$30,000

Certificates of Deposit (9.4%)
65,000	Barclays Bank NY, Yankee CD, 5.35% - 5.39%, due 1/31/08 - 5/9/08	P-1	A-1+	65,000
40,000	Calyon NY, Yankee CD, 5.09%, due 1/25/08	P-1	A-1+	40,000
45,000	Deutsche Bank AG, Euro CD, 5.31%, due 2/22/08	P-1	A-1+	44,994
30,000	HSBC Bank PLC, Euro CD, 5.33%, due 1/30/08	P-1	A-1+	30,002
40,000	Royal Bank of Scotland, Yankee CD, 5.06%, due 3/27/08	P-1	A-1+	40,001
25,000	Societe Generale NA, Yankee CD, 5.63%, due 12/11/07	P-1	A-1+	25,001
	Total Certificates of Deposit			244,998

Floating Rate Certificates of Deposit (1.3%)µ
20,000	Calyon NY, Floating Rate Yankee CD, 4.63%, due 10/1/07	P-1	A-1+	19,999
15,000	Credito Italiano NY, Floating Rate Yankee CD, 5.38% & 5.70%, due 10/25/07 & 12/13/07	P-1	A-1	15,003
	Total Floating Rate Certificates of Deposit			35,002

Commercial Paper (39.6%)
Asset Backed (16.2%)
25,000	Atlantic Asset Securitization Corp., 6.05%, due 10/15/07	P-1	A-1	24,941	ñ
25,000	Chariot Funding LLC, 5.35%, due 10/1/07	P-1	A-1	25,000	ñ
50,845	Chariot Funding LLC, 5.36%, due 10/3/07	P-1	A-1	50,830
35,000	Crown Point Capital Co., 5.10% & 5.28%, due 10/25/07 & 2/7/08	P-1	A-1	34,729
25,000	Dakota Notes, 5.26%, due 10/26/07	P-1	A-1	24,909
20,000	Fairway Finance, 6.25%, due 10/10/07	P-1	A-1	19,969	ñ
25,000	Lexington Parker Capital Corp., 5.08%, due 2/8/08	P-1	A-1	24,541
29,527	Old Line Funding LLC, 5.29%, due 10/9/07	P-1	A-1+	29,492	ñ
64,061	Regency Markets No. 1 LLC, 6.35%, due 10/5/07	P-1	A-1	64,016	ñ
55,102	Thunder Bay Funding, Inc., 6.05% & 6.08%, due 10/9/07 & 10/12/07	P-1	A-1	55,015	ñ
70,000	Yorktown Capital, 5.15% & 5.25%, due 10/1/07 & 11/28/07	P-1	A-1+	69,627
				423,069

Banking (23.4%)
75,000	Bank of America NA, 5.24% & 5.47%, due 10/31/07 & 12/14/07	P-1	A-1+	74,329
25,000	Bank of Ireland, 5.18%, due 11/26/07	P-1	A-1	24,799
50,000	BNP Paribas NY, 5.51%, due 12/12/07	P-1	A-1+	49,449
45,000	Caisse Nationale d’Epargne, 5.25%, due 10/26/07	P-1	A-1+	44,836

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$55,000	Danske Corp., 5.09% & 5.14%, due 10/26/07 & 10/29/07	P-1	A-1+	$54,798
25,000	HBOS Treasury Services PLC, 5.53%, due 12/17/07	P-1	A-1+	24,704
47,114	ING Funding LLC, 5.40%, due 10/17/07	P-1	A-1+	47,001
15,000	JP Morgan Chase, 4.99%, due 3/3/08	P-1	A-1+	14,680
40,000	Nationwide Building Society, 5.17%, due 10/11/07	P-1	A-1	39,943
15,000	Picaros Funding PLC, 5.75%, due 10/12/07	P-1	A-1+	14,974	ñ
60,000	Picaros Funding PLC, 5.17% & 5.21%, due 12/17/07 & 2/21/08	P-1	A-1+	59,050
45,000	Societe Generale NA, 5.25% & 5.69%, due 11/5/07 & 12/10/07	P-1	A-1+	44,654
15,000	Swedbank Mortgage AB, 5.45%, due 12/14/07	P-1	A-1	14,832
30,000	UBS Finance, Inc., 5.46% & 5.54%, due 1/14/08 & 3/10/08	P-1	A-1+	29,405
50,000	UBS Finance, Inc., 5.55%, due 2/27/08	P-1	A-1+	48,916	ñ
25,000	Westpac Banking Corp., 5.17%, due 11/14/07	P-1	A-1+	24,842
				611,212
	Total Commercial Paper			1,034,281

Corporate Debt Securities (3.4%)
Asset Backed (2.8%)
25,000	Cullinan Finance Corp., Medium-Term Notes, 5.36%, due 11/28/07	P-1	A-1+	25,000	ñ
50,000	Park Granada LLC, Notes, 5.33%, due 10/31/07	P-1	A-1+	49,778	ñ
				74,778

Banking (0.6%)
15,000	Citigroup, Inc., Senior Notes, 3.50%, due 2/1/08	P-1	A-1+	14,907
	Total Corporate Debt Securities			89,685

Floating Rate Corporate Debt Securities (30.4%)µ
Asset Backed (7.3%)
35,000	American Honda Finance Corp., Floating Rate Medium-Term Notes, 5.36%, due 11/6/07	P-1	A-1	35,000	ñ
25,000	K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes, 5.68%, due 12/10/07	P-1	A-1+	24,998	ñ
14,900	LP Pinewood SPV, Floating Rate Notes, 5.13%, due 10/4/07	P-1		14,900
60,000	Parkland (USA) LLC, Floating Rate Medium-Term Notes, 4.83% - 5.56%, due 10/1/07 - 12/27/07	P-1	A-1+	59,997	ñ
10,880	Schreiber Capital Co., Floating Rate Bonds, 5.13%, due 10/4/07	P-1		10,880
20,000	Tango Finance Corp., Floating Rate Medium-Term Notes, 4.81%, due 10/1/07	P-1	A-1+	19,999	ñ
25,000	Toyota Motor Credit Corp., Floating Rate Medium-Term Notes, Ser. B, 4.99%, due 10/1/07	P-1	A-1+	25,000
				190,774

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

Banking (15.3%)
$25,000	Allied Irish Banks PLC, Floating Rate Notes, 5.48%, due 10/19/07	P-1	A-1	$25,000	ñ
20,000	Banco Espanol, Senior Unsubordinated Floating Rate Notes, 5.35%, due 10/18/07	P-1	A-1+	20,000	ñ
25,000	Bank of Ireland, Unsecured Floating Rate Medium-Term Notes, 5.49%, due 10/19/07	P-1	A-1	25,000
40,000	Fortis Bank NY, Floating Rate Notes, 5.34%, due 10/19/07	P-1	A-1+	40,000	ñ
15,000	HBOS Treasury Services PLC, Guaranteed Floating Rate Medium-Term Bank Notes, 5.79%, due 10/9/07	P-1	A-1+	15,000
10,000	HSBC Finance Corp., Floating Rate Medium-Term Notes, 5.40%, due 10/4/07	P-1	A-1+	10,000
15,000	HSBC Finance Corp., Floating Rate Notes, 5.19%, due 10/24/07	P-1	A-1+	15,000
15,000	HSBC Finance Corp., Senior Unsecured Floating Rate Notes, 5.82%, due 12/17/07	P-1	A-1+	14,981
55,000	JP Morgan Master Note, 5.33%, due 10/1/07	P-1	A-1+	55,000
45,000	La Caixa, Unsubordinated Floating Rate Notes, 5.37%, due 10/23/07	P-1	A-1+	45,000	ñ
50,000	Royal Bank of Canada, Floating Rate Medium-Term Notes, 5.71%, due 10/1/07	P-1	A-1+	50,000
24,000	Unicredito Italiano PLC, Guaranteed Floating Rate Medium-Term Notes, 5.84%, due 10/9/07	P-1	A-1	24,000
15,000	Unicredito Italiano PLC, Guaranteed Floating Rate Bank Notes, 5.77%, due 10/15/07	P-1	A-1	15,000
45,000	Wells Fargo & Co., Floating Rate Notes, 5.83%, due 10/15/07	P-1	A-1+	45,000	ñ
				398,981

Conglomerate (0.9%)
25,000	General Electric Capital Corp., Floating Rate Medium-Term Notes, Ser. A, 5.70%, due 12/3/07	P-1	A-1+	24,992

Financial Services (6.9%)
10,000	American Express Bank FSB, Floating Rate Bank Notes, 5.62%, due 10/18/07	P-1	A-1	10,002
45,000	Bear Stearns Master Note, 5.25%, due 10/1/07	P-1	A-1	45,000
25,000	Goldman Sachs Group, Senior Unsecured Medium-Term Notes, 5.36%, due 10/25/07	P-1	A-1+	25,000	ñ
35,000	Merrill Lynch & Co., Senior Unsecured Floating Rate Notes, 5.75%, due 10/18/07	P-1	A-1+	35,000
10,000	Merrill Lynch & Co., Floating Rate Medium-Term Notes, Ser. C, 5.79%, due 12/17/07	P-1	A-1+	9,992

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$40,000	Morgan Stanley, Senior Floating Rate Notes, 5.08%, due 10/1/07	P-1	A-1	$40,000
15,000	Morgan Stanley, Senior Floating Rate Notes, 5.85%, due 10/3/07	P-1	A-1+	15,000
				179,994
	Total Floating Rate Corporate Debt Securities			794,741

Promissory Notes (1.3%)µ
35,000	Goldman Sachs Group, 5.18% & 5.56%, due 10/1/07	P-1	A-1+	35,000

Asset-Backed Securities (0.3%)
8,503	Capital Auto Receivables Asset Trust, Ser. 2007-1, Class A1, 5.32%, due 5/15/08	P-1		8,503	ñ
553	CIT Equipment Collateral, Ser. 2006-VT2, Class A1, 5.34%, due 11/20/07	P-1	A-1+	553
	Total Asset-Backed Securities			9,056

Floating Rate Asset-Backed Securities (1.7%)µ
43,780	Westpac Securitisation Trust, Ser. 2007-1G, Class A1, 5.47%, due 11/21/07	P-1	A-1+	43,780	ñ

Repurchase Agreements (11.0%)
86,000	Goldman Sachs Repurchase Agreement, 5.08%, due 10/1/07, dated 9/28/07, Maturity Value $86,036,407, Collateralized by $349,900,000, Fannie Mae, 1.00% - 7.00%, due 5/25/34 - 6/25/36 and $131,247,773, Freddie Mac, 0.00% - 6.00%, due 8/15/31 - 9/15/35 (Collateral Value $88,897,750)			86,000
50,000	Goldman Sachs Repurchase Agreement, 5.35%, due 10/1/07, dated 9/28/07, Maturity Value $50,022,292, Collateralized by $76,598,779, Structured Adjustable Rate Mortgage Loan, 6.17%, due 1/25/36 (Collateral Value $51,500,000)			50,000
150,000	Merrill Lynch Repurchase Agreement, 5.10%, due 10/1/07, dated 9/28/07, Maturity Value $150,063,750, Collateralized by $112,583,842, Fannie Mae, 4.50% - 6.00%, due 1/1/22 - 1/1/36 and $95,008,000, Freddie Mac, 4.50% & 5.50%, due 3/1/19 & 5/1/23 (Collateral Value $153,000,370)			150,000
	Total Repurchase Agreements			286,000

	Total Investments (99.6%)			2,602,543
	Cash, receivables and other assets, less liabilities (0.4%)			11,206
	Total Net Assets (100.0%)			$2,613,749

See Notes to Schedule of Investments

Schedule of Investments Prime Master Series (Unaudited)

PRINCIPAL AMOUNT		RATING		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

U.S. Government Agency Securities (0.4%)
$60,000	Federal Home Loan Bank, Bonds, 5.38%, due 4/9/08	AGY	AGY	$60,000

Certificates of Deposit (7.6%)
150,000	Barclays Bank NY, Yankee CD, 5.35% - 5.41%, due 12/17/07 - 6/2/08	P-1	A-1+	150,000
83,000	BNP Paribas NY, Yankee CD, 5.30%, due 11/5/07	P-1	A-1+	83,000
160,000	Calyon NY, Yankee CD, 5.09%, due 1/25/08	P-1	A-1+	160,000
150,000	Citibank, Yankee CD, 5.32%, due 10/18/07	P-1	A-1+	150,000
50,000	HBOS Treasury Services PLC, Yankee CD, 5.50%, due 2/12/08	P-1	A-1+	50,003
360,000	Royal Bank of Scotland, Yankee CD, 5.06% - 5.62%, due 12/12/07 - 3/27/08	P-1	A-1+	360,037
30,000	Societe Generale NA, Yankee CD, 5.63%, due 12/11/07	P-1	A-1+	30,000
90,000	Unicredito Italiano NY, Yankee CD, 5.60%, due 1/7/08	P-1	A-1	90,035
	Total Certificates of Deposit			1,073,075

Floating Rate Certificates of Deposit (1.8%)µ
50,000	Barclays Bank NY, Floating Rate Yankee CD, 5.62% & 5.71%, due 10/16/07 & 12/5/07	P-1	A-1+	49,998
75,000	BNP Paribas NY, Floating Rate Yankee CD, 5.66%, due 10/3/07	P-1	A-1+	75,000
50,000	Calyon NY, Floating Rate Yankee CD, 4.63%, due 10/1/07	P-1	A-1+	49,996
52,000	Natixis, Floating Rate Yankee CD, 5.30%, due 10/1/07	P-1	A-1+	51,997
25,000	SunTrust Bank, Floating Rate CD, 5.47%, due 10/19/07	P-1	A-1+;	25,000
	Total Floating Rate Certificates of Deposit			251,991

Commercial Paper (40.1%)
Asset Backed (28.0%)
386,900	Amsterdam Funding Corp., 5.20% - 6.25%, due 10/12/07 - 11/9/07	P-1	A-1	385,629
374,823	Atlantic Asset Securitization Corp., 5.15% - 6.05%, due 10/10/07 - 12/21/07	P-1	A-1	373,354
25,078	Barton Capital Corp., 5.25%, due 10/1/07	P-1	A-1+	25,078ñ
25,000	Cancara Asset Securitization Ltd., 5.22%, due 12/21/07	P-1	A-1+	24,706
370,000	Chariot Funding LLC, 5.22% - 5.36%, due 10/1/07 - 11/7/07	P-1	A-1	369,256
50,222	Chariot Funding LLC, 5.25%, due 10/25/07	P-1	A-1	50,046	ñ
150,000	Charta LLC, 6.10%, due 10/23/07	P-1	A-1	149,441
25,000	Ciesco LLC, 5.25%, due 10/10/07	P-1	A-1+	24,967
276,398	Crown Point Capital Co., 5.10% - 6.35%, due 10/2/07 - 2/7/08	P-1	A-1	274,995
35,000	Dakota Notes, 5.26%, due 10/26/07	P-1	A-1	34,872
109,857	Edison Asset Securitization LLC, 5.60%, due 11/15/07	P-1	A-1+	109,088

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$12,375	Erasmus Capital Corp., 5.15%, due 10/11/07	P-1	A-1+	$12,357
225,000	Fairway Finance, 6.30% & 6.35%, due 10/1/07 & 10/11/07	P-1	A-1	224,825	ñ
50,000	Fairway Finance, 5.20%, due 11/14/07	P-1	A-1	49,682
150,000	Galleon Capital LLC, 5.25%, due 10/1/07	P-1	A-1	150,000	ñ
130,000	Grampian Funding LLC, 5.22%, due 12/19/07	P-1	A-1+	128,511
51,000	Jupiter Securitization Corp., 6.15%, due 11/9/07	P-1	A-1	50,660
115,000	Lexington Parker Capital Corp., 5.08% - 5.24%, due 10/17/07 - 2/8/08	P-1	A-1	113,782
50,000	Mont Blanc Capital Corp., 5.25%, due 10/23/07	P-1	A-1+	49,840
19,012	North Sea Funding BV LLC, 5.16%, due 10/2/07	P-1	A-1+	19,009
95,293	Old Line Funding LLC, 5.95% & 6.20%, due 10/16/07 & 12/3/07	P-1	A-1+	94,695
250,000	Park Avenue Receivables Co. LLC, 5.32%, due 10/2/07	P-1	A-1	249,963
50,000	Park Granada LLC, 5.33%, due 10/31/07	P-1	A-1+	49,778
292,347	Regency Markets No. 1 LLC, 5.25% - 6.35%, due 10/2/07 - 10/31/07	P-1	A-1	291,939	ñ
20,000	Thames Asset Securitization LLC, 5.25%, due 10/4/07	P-1	A-1	19,991
283,352	Thunder Bay Funding, Inc., 5.25% - 6.30%, due 10/1/07 - 10/12/07	P-1	A-1	282,974	ñ
333,104	Yorktown Capital, 5.18% - 6.18%, due 10/1/07 - 11/9/07	P-1	A-1+	332,024
				3,941,462

Banking (12.1%)
213,005	Bank of America NA, 5.09% - 5.47%, due 10/12/07 - 12/14/07	P-1	A-1+	211,396
40,000	Barclays U.S. Funding Corp., 5.35%, due 3/11/08	P-1	A-1+	39,037
100,000	BNP Paribas NY, 5.51%, due 12/12/07	P-1	A-1+	98,898
50,000	Danske Corp., 5.09%, due 10/29/07	P-1	A-1+	49,802
65,000	Dexia Bank, 5.43%, due 3/17/08	P-1	A-1+	65,006
90,000	ING Funding LLC, 5.48%, due 11/16/07	P-1	A-1+	89,370
85,000	JP Morgan Chase, 4.99%, due 3/3/08	P-1	A-1+	83,185
410,000	Picaros Funding PLC, 5.17% - 5.87%, due 10/12/07 - 2/21/08	P-1	A-1+	407,750
314,464	Societe Generale NA, 5.08% - 5.61%, due 10/29/07 - 12/10/07	P-1	A-1+	312,486
356,000	UBS Finance, Inc., 4.96% - 5.46%, due 10/12/07 - 3/27/08	P-1	A-1+	348,940
				1,705,870
	Total Commercial Paper			5,647,332

Floating Rate Commercial Paper (0.2%)µ
Financial Services (0.2%)
25,000	Morgan Stanley, 5.38%, due 10/1/07	P-1	A-1+	25,000

Time Deposits (14.3%)
250,000	Citibank, Nassau, 4.50%, due 10/1/07	P-1	A-1+	250,000
250,000	Fifth Third Bank, Grand Cayman, 3.50%, due 10/1/07	P-1	A-1	250,000
100,000	KeyBank National, Grand Cayman, 2.00%, due 10/1/07	P-1	A-1	100,000

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$410,000	Regions Bank, Grand Cayman, 4.00%, due 10/1/07	P-1	A-1	$410,000
100,000	Royal Bank of Canada, Grand Cayman, 4.50%, due 10/1/07	P-1	A-1+	100,000
596,500	U.S. Bank, Grand Cayman, 2.00%, due 10/1/07	P-1	A-1+	596,500
300,000	Wells Fargo & Co., Grand Cayman, 4.00%, due 10/1/07	P-1	A-1+	300,000
	Total Time Deposits			2,006,500

Corporate Debt Securities (0.7%)
Asset Backed (0.2%)
30,000	Cullinan Finance Corp., Medium-Term Notes, 5.36%, due 11/28/07	P-1	A-1+	30,000	ñ
Banking (0.5%)
16,320	Citigroup, Inc., Senior Notes, 3.50%, due 2/1/08	P-1	A-1+	16,220
50,000	Sigma Finance, Inc., Medium-Term Notes, 5.43%, due 8/5/08	P-1	A-1+	50,000	ñ
				66,220
	Total Corporate Debt Securities			96,220

Floating Rate Corporate Debt Securities (16.5%)µ
Asset Backed (8.7%)
77,000	Beta Finance, Inc., Guaranteed Floating Rate Medium-Term Notes, 4.81% & 4.87%, due 10/1/07	P-1	A-1+	77,004	ñ
5,000	Cullinan Finance Corp., Floating Rate Notes, 5.11%, due 10/25/07	P-1	A-1+	5,000	ñ
75,000	Cullinan Finance Corp., Floating Rate Medium-Term Notes, 5.52%, due 11/15/07	P-1	A-1+	74,999	ñ
75,000	Dorada Finance, Inc., Floating Rate Medium-Term Notes, 4.81% & 5.35%, due 10/1/07 & 10/9/07	P-1	A-1+	75,002	ñ
167,300	K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes, 5.48% - 5.68%, due 10/22/07 - 12/17/07	P-1	A-1+	167,300	ñ
210,000	Links Finance LLC, Floating Rate Medium-Term Notes, 4.82% - 5.79%, due 10/1/07 - 12/3/07	P-1	A-1+	209,986	ñ
182,500	Parkland (USA) LLC, Floating Rate Medium-Term Notes, 4.82% - 5.66%, due 10/1/07 - 12/31/07	P-1	A-1+	182,491	ñ
130,000	Sigma Finance, Inc., Guaranteed Floating Rate Medium-Term Notes, 4.82% & 4.84%, due 10/1/07	P-1	A-1+	130,001	ñ
20,000	Sigma Finance, Inc., Floating Rate Medium-Term Notes, 5.35%, due 10/25/07	P-1	A-1+	20,000	ñ
15,000	Tango Finance Corp., Floating Rate Medium-Term Notes, 4.82%, due 10/1/07	P-1	A-1+	15,000	ñ
50,000	Toyota Motor Credit Corp., Unsecured Floating Rate Medium-Term Notes, Ser. B, 4.66%, due 10/1/07	P-1	A-1+	50,011
125,000	Toyota Motor Credit Corp., Floating Rate Medium-Term Notes, Ser. B, 4.82% & 4.99%, due 10/1/07	P-1	A-1+	125,005
35,000	Westpac Banking Corp., Floating Rate Notes, 5.78%, due 10/9/07	P-1	A-1+	35,000	ñ
60,000	Whistlejacket Capital LLC, Floating Rate Medium-Term Notes, 5.71%, due 10/15/07	P-1	A-1+	59,992	ñ
				1,226,791

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

Banking (5.1%)
$170,000	Bank of America NA, Floating Rate Bank Notes, 4.82%, due 10/1/07	P-1	A-1+	$170,000
40,000	Bank of New York, Senior Floating Rate Medium-Term Notes, 5.82%, due 10/10/07	P-1	A-1	40,003	ñ
35,000	Credit Suisse First Boston, Floating Rate Notes, 5.84%, due 10/2/07	P-1	A-1+	35,031
50,000	HSBC Finance Corp., Floating Rate Medium-Term Notes, 5.40%, due 10/4/07	P-1	A-1+	50,000
6,900	HSBC Finance Corp., Senior Unsecured Floating Rate Notes, 5.82%, due 12/17/07	P-1	A-1+	6,892
170,000	National City Bank, Floating Rate Bank Notes, 4.86% - 5.78%, due 10/1/07 - 10/25/07	P-1	A-1	170,008
44,000	National City Bank, Floating Rate Medium-Term Bank Notes, 5.42%, due 11/5/07	P-1	A-1	44,022
40,000	PNC Bank, Floating Rate Bank Notes, 5.67%, due 10/2/07	P-1	A-1	39,996
40,000	Royal Bank of Canada, Floating Rate Medium-Term Notes, 5.71%, due 10/1/07	P-1	A-1+	40,000	ñ
28,000	Wells Fargo & Co., Floating Rate Notes, 5.83%, due 10/15/07	P-1	A-1+	28,000	ñ
80,000	Wells Fargo & Co., Floating Rate Medium-Term Notes, 5.69%, due 10/18/07	P-1	A-1+	79,994
9,700	World Savings Bank, Floating Rate Bank Notes, 5.82%, due 10/9/07	P-1	A-1+	9,701
				713,647

Conglomerate (1.2%)
175,000	General Electric Capital Corp., Floating Rate Medium-Term Notes, Ser. A, 5.70%, due 12/3/07	P-1	A-1+	174,945

Financial Services (1.5%)
13,384	American Express Centurion, Floating Rate Bank Notes, 5.61%, due 10/18/07	P-1	A-1	13,385
25,000	Bear Stearns Co., Inc., Floating Rate Medium-Term Notes, Ser. B, 5.79%, due 10/15/07	P-1	A-1	25,000
70,000	Bear Stearns Master Note, 5.00%, due 10/1/07	P-1	A-1	70,000
15,000	Merrill Lynch & Co., Floating Rate Medium-Term Bonds, Ser. C, 5.46%, due 10/1/07	P-1	A-1+	15,017
75,000	Merrill Lynch & Co., Senior Unsecured Floating Rate Notes, 5.75%, due 10/18/07	P-1	A-1+	75,000
15,000	Morgan Stanley, Senior Floating Rate Notes, 5.85%, due 10/3/07	P-1	A-1+	15,006
				213,408
	Total Floating Rate Corporate Debt Securities			2,328,791

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

Promissory Notes (0.6%)µ
$85,000	Goldman Sachs Group, 5.35% - 5.37%, due 10/1/07	P-1	A-1+	$85,000

Asset-Backed Securities (0.1%)
9,447	Capital Auto Receivables Asset Trust, Ser. 2007-1, Class A1, 5.32%, due 5/15/08	P-1		9,447	ñ
886	CIT Equipment Collateral, Ser. 2006-VT2, Class A1, 5.34%, due 11/20/07	P-1	A-1+	886
	Total Asset-Backed Securities			10,333

Repurchase Agreements (17.5%)
340,400	Bank of America Repurchase Agreement, 5.10%, due 10/1/07, dated 9/28/07, Maturity Value $340,544,670, Collateralized by $468,938,111, Fannie Mae, 5.00%, due 4/1/35 (Collateral Value $347,208,001)			340,400
900,000	Barclays Capital Repurchase Agreement, 5.05%, due 10/1/07, dated 9/28/07, Maturity Value $900,378,750, Collateralized by $605,131,930, Fannie Mae, 4.43% - 6.00%, due 4/1/34 - 9/1/37 and $402,729,225, Freddie Mac, 5.00% - 6.29%, due 10/1/36 - 8/1/37 (Collateral Value $918,000,000)			900,000
649,700	Goldman Sachs Repurchase Agreement, 5.08%, due 10/1/07, dated 9/28/07, Maturity Value $649,975,040, Collateralized by $850,657,400, Fannie Mae, 0.00% & 5.50%, due 8/1/36 & 5/1/37 and $720,522,813, Freddie Mac, 0.00%, due 2/1/35 - 4/15/37 (Collateral Value $682,185,000)			649,700
150,000	Goldman Sachs Repurchase Agreement, 5.33%, due 10/1/07, dated 9/28/07, Maturity Value $150,066,625, Collateralized by 4,427,362, shares of various Equity Securities, $44,368,533, various Asset Backed Securities, 0.00% - 8.13%, due 10/19/11 - 1/1/49 and $2,500,000, Certificates of Deposits, 0.00%, due 10/6/11 (Collateral Value $156,825,995)			150,000
100,000	Goldman Sachs Repurchase Agreement, 5.35%, due 10/1/07, dated 9/28/07, Maturity Value $100,044,583, Collateralized by $161,778,001, U.S. Treasury Notes, 0.00% - 7.25%, due 3/6/20 - 7/25/37 (Collateral Value $103,000,000)			100,000
175,000	Merrill Lynch Repurchase Agreement, 5.10%, due 10/1/07, dated 9/28/07, Maturity Value $175,074,375, Collateralized by $128,092,450, Fannie Mae, 5.00% - 6.00%, due 4/1/23 - 1/1/36 and $199,999,604, Freddie Mac, 4.00% - 5.50%, due 6/1/08 - 2/1/36 (Collateral Value $178,501,251)			175,000

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$150,000	Merrill Lynch Repurchase Agreement, 5.32%, due 10/1/07, dated 9/28/07, Maturity Value $150,066,500, Collateralized by 2,855,616, shares of various Equity Securities (Collateral Value $157,661,552)			$150,000
	Total Repurchase Agreements			2,465,100

	Total Investments (99.8%)			14,049,342
	Cash, receivables and other assets, less liabilities (0.2%)			29,074
	Total Net Assets (100.0%)			$14,078,416

See Notes to Schedule of Investments

Notes to Schedule of Investments Institutional Liquidity Trust (Unaudited)

††	Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

ñ	Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At September 30, 2007, these securities amounted to approximately $749,378,000 or 28.7% of net assets for Money Market Master Series, and approximately $2,274,087,000 or 16.2% of net assets for Prime Master Series.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of September 30, 2007.

See Notes to Financial Statements

Statements of Assets and Liabilities (Unaudited)

Institutional Liquidity Trust

(000’s omitted)

	MONEY MARKET MASTER SERIES	PRIME MASTER SERIES
	September 30, 2007	September 30, 2007
Assets
Investments in securities, at value* (Note A)-see Schedule of Investments:
Unaffiliated issuers	$2,316,543	$11,584,242
Repurchase agreements	286,000	2,465,100

	2,602,543	14,049,342

Cash	564	565
Interest receivable	10,818	29,282
Prepaid expenses	116	133

Total Assets	2,614,041	14,079,322

Liabilities
Payable to investment manager (Note B)	179	898
Accrued expenses and other payables	113	8

Total Liabilities	292	906

Net Assets Applicable to Investors’ Beneficial Interests	$2,613,749	$14,078,416

Net Assets consist of:
Paid-in capital	$2,613,749	$14,078,416

*Cost of investments:
Unaffiliated issuers	$2,602,543	$14,049,342

See Notes to Financial Statements

Statements of Operations (Unaudited)

Institutional Liquidity Trust

(000’s omitted)

	MONEY MARKET MASTER SERIES	PRIME MASTER SERIES
	For the Six Months Ended September 30, 2007	For the Six Months Ended September 30, 2007
Investment Income
Income:
Interest income-unaffiliated issuers (Note A)	$65,922	$298,501

Expenses:
Investment management fees (Note B)	980	4,441
Audit fees	15	11
Custodian fees (Note B)	256	638
Insurance expense	36	104
Legal fees	1	1
Rating agency fees	—	10
Shareholder reports	3	3
Trustees’ fees and expenses	13	14
Miscellaneous	36	101

Total expenses	1,340	5,323

Expenses reduced by custodian fee expense offset arrangement (Note B)	(67)	(129)

Total net expenses	1,273	5,194

Net investment income	$64,649	$293,307

Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	(69)	(120)

Net increase (decrease) in net assets resulting from operations	$64,580	$293,187

See Notes to Financial Statements

Statements of Changes in Net Assets

Institutional Liquidity Trust

(000’s omitted)

	MONEY MARKET MASTER SERIES		PRIME MASTER SERIES
	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$64,649	$129,526	$293,307	$291,330
Net realized gain (loss) on investments	(69)	(78)	(120)	(95)
Net increase (decrease) in net assets resulting from operations	64,580	129,448	293,187	291,235

Transactions in Investors’ Beneficial Interest:
Contributions	4,493,841	5,640,176	40,170,218	35,971,111
Withdrawals	(4,437,908)	(5,506,910)	(32,867,793)	(32,985,741)
Net increase (decrease) from transactions in investors’ beneficial interest	55,933	133,266	7,302,425	2,985,370
Net Increase (Decrease) in Net Assets	120,513	262,714	7,595,612	3,276,605

Net Assets:
Beginning of period	2,493,236	2,230,522	6,482,804	3,206,199
End of period	$2,613,749	$2,493,236	$14,078,416	$6,482,804

See Notes to Financial Statements

Notes to Financial Statements Institutional Liquidity Trust (Unaudited)

Note A—Summary of Significant Accounting Policies:

1	General: The Money Market Master Series and the Prime Master Series (individually a “Master Series,” collectively, the “Master Series”) are separate operating series of Institutional Liquidity Trust (the “Trust”), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.

Other investment companies sponsored by Neuberger Berman Management Inc. (“Management”), the Master Series’ investment manager, and Lehman Brothers Asset Management LLC (“LBAM”), the sub-adviser to the Master Series, whose financial statements are not presented herein, also invest in the Master Series.

The assets of each Master Series belong only to that Master Series, and the liabilities of each Master Series are borne solely by that Master Series and no other series of the Trust.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2	Portfolio valuation: Investment securities are valued as indicated in the notes following the Master Series’ Schedule of Investments.

3	Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations.

4	Income tax information: It is the policy of the Master Series to comply with the requirements of the Internal Revenue Code. It is also the policy of the Master Series to conduct their operations so that each of its investors that are regulated investment companies and invest substantially all of their net investable assets therein will continue to qualify as such. Each Master Series will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax.

5	Concentration of risk: Each Master Series normally concentrates in the financial services industries; therefore, factors influencing the health of those industries could have a significant negative effect on the Master Series’ performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

6	Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Master Series are charged to that Master Series. Expenses of the Trust that are not directly attributed to a Master Series are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Master Series or the Trust, are allocated among the Master Series and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7

Repurchase agreements: Each Master Series may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. Each Master Series requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Master Series to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. Each Master Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Master Series under each such repurchase agreement.

8	Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Management Fees and Other Transactions with Affiliates:

Each Master Series retains Management as its investment manager under a Management Agreement. For such investment management services, each Master Series pays Management a fee at the annual rate of 0.08% of its average daily net assets.

Management and LBAM, the sub-adviser to the Master Series, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. LBAM is retained by Management to provide day-to-day investment management services. LBAM, as sub-adviser to each Master Series, receives a monthly fee paid by Management, based on an annual rate of each Master Series’ average daily net assets. The Master Series do not pay a fee directly to LBAM for such services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

Each Master Series has an expense offset arrangement in connection with its custodian contract. For the six months ended September 30, 2007, the impact of this arrangement was a reduction of expenses of $67,219 for Money Market Master Series and $129,174 for Prime Master Series.

Note C—Securities Transactions:

All securities transactions for Money Market Master Series and Prime Master Series were short-term.

Note D—Line of Credit:

On May 25, 2007 the Master Series became a participant in a single committed, unsecured $300,000,000 line of credit with State Street Bank and Trust Company (“State Street”) and Bank of New York, as agent, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.375% per annum. A commitment fee of 0.075% per annum of the unused available line of credit is charged, of which the Master Series has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. Because several investment companies participate, there is no assurance that an individual Master Series will have access to all or any part of the $300,000,000 at any particular time.

On September 27, 2007 the Master Series became a participant in a single uncommitted, unsecured $150,000,000 line of credit with State Street, as lender, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.375% per annum. Because several investment companies participate, there is no assurance that an individual Master Series will have access to all or any part of the $150,000,000 at any particular time.

The Master Series had no loans outstanding pursuant to either line of credit at September 30, 2007. During the six months ended September 30, 2007, the Master Series did not utilize either line of credit.

Note E—Recent Accounting Pronouncement:

In September 2006, Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management believes the adoption of SFAS 157 will not have a material impact on the Master Series’ financial position or results of operations.

Note F—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of each Master Series without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

Money Market Master Series

	Six Months Ended September 30, 2007 (Unaudited)		Year Ended March 31, 2007		Year Ended March 31, 2006		Period from December 30, 2004^ to March 31, 2005
Ratios to Average Net Assets:
Gross Expenses#	.11	%*	.10%		.11%		.11	% *
Net Expenses	.10	%*	.10	%‡	.11	%‡	.11	%*‡
Net Investment Income (Loss)	5.28	%*	5.14%		3.72%		2.38	%*
Total Return†	+2.66	%**	+5.27	%@	+3.87	%@	+0.63	%**@
Net Assets, End of Period (in millions)	$2,613.7		$2,493.2		$2,230.5		$2,418.4

See Notes to Financial Highlights

Financial Highlights

Prime Master Series

	Six Months Ended September 30, 2007 (Unaudited)		Year Ended March 31, 2007		Year Ended March 31, 2006		Period from December 27, 2004^ to March 31, 2005
Ratios to Average Net Assets:
Gross Expenses#	.10	%*	.10%		.11%		.12	%*
Net Expenses	.09	%*	.10	%‡	.10	%‡	.11	%*‡
Net Investment Income (Loss)	5.28	%*	5.19%		3.78%		2.43	%*
Total Return†	+2.67	%**	+5.29	%@	+3.87	%@	+0.66	%**@
Net Assets, End of Period (in millions)	$14,078.4		$6,482.8		$3,206.2		$1,277.5

See Notes to Financial Highlights

Notes to Financial Highlights Institutional Liquidity Trust (Unaudited)

#	The Master Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

‡	After waiver of a portion of the investment management fee by Management. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

	Year Ended March 31, 2007	Year Ended March 31, 2006	Period Ended March 31, 2005
Money Market Master Series	.12%	.13%	.13	%(1)
Prime Master Series	.11%	.12%	.13	%(2)

(1)	Period from December 30, 2004 (commencement of operations) to March 31, 2005.
(2)	Period from December 27, 2004 (commencement of operations) to March 31, 2005.

†	Total return for the Master Series has been calculated based on the total return for the feeder funds that invest all of their net investable assets in the Master Series. Total return assumes all distributions were reinvested and adjusted for the difference in expenses as set forth in the Notes to the Financial Statements of the feeder funds. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted.

^	The date investment operations commenced.

*	Annualized.

**	Not annualized.

@	Total return would have been lower had Management not waived a portion of the investment management fee.

Directory

Investment Manager, Administrator and Distributor

Neuberger Berman Management Inc.

605 Third Avenue, 2nd Floor

New York, NY 10158–0180

888.556.9030

Sub-Adviser

Lehman Brothers Asset Management LLC

200 South Wacker Drive

Suite 2100

Chicago, IL 60601

Custodian and Shareholder Servicing Agent

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

Legal Counsel

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, NW

Washington, DC 20006

Independent Registered Public Accounting Firms

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Tait, Weller & Baker LLP

1818 Market Street

Suite 2400

Philadelphia, PA 19103

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge, by calling 1-888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov.

Quarterly Portfolio Schedule

Each Trust files a complete schedule of portfolio holdings for each Portfolio and Master Series with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Trust’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-888-556-9030 (toll-free).

Board Consideration of the Management and Sub-Advisory Agreements

At a meeting held on September 27, 2007, the Board of Trustees of Institutional Liquidity Trust (“Board”), including the Trustees who are not “interested persons” of Neuberger Berman Management Inc. (“Management”) (including its affiliates) or Institutional Liquidity Trust (“Independent Fund Trustees”), approved the continuance of the Management and Sub-Advisory Agreements (“Agreements”) between Management and Institutional Liquidity Trust, on behalf of Money Market Master Series and Prime Master Series (each, a “Master Series”). Each of Cash Management Money Market Portfolio and Cash Management Prime Portfolio (each, a “Feeder Portfolio”) invests all of its net investable assets in Money Market Master Series and Prime Master Series, respectively. The term “Fund” is used throughout this section to refer to each Feeder Portfolio or its corresponding Master Series, as appropriate.

In evaluating the Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by Management and Lehman Brothers Asset Management LLC (“Lehman Brothers Asset Management”) in response to questions submitted by counsel to the Independent Fund Trustees, and met with senior representatives of Management and Lehman Brothers Asset Management regarding their personnel and operations. The Independent Fund Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of Management and Lehman Brothers Asset Management.

The Independent Fund Trustees received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuance of the Agreements. They met with such counsel separately from representatives of Management to discuss the annual contract review. The annual contract review extends over two regular meetings of the Board to ensure that Management and Lehman Brothers Asset Management have time to respond to any questions the Independent Fund Trustees may have on their initial review of the report and that the Independent Fund Trustees have time to consider those responses. In addition, during this process, the Board held a separate meeting devoted to reviewing and discussing Fund performance.

The Board considered the following factors, among others, in connection with its approval of the continuance of the Agreements: (1) the nature, extent, and quality of the services provided by Management and Lehman Brothers Asset Management; (2) the performance of each Fund compared to a relevant market index and a peer group of investment companies; (3) the costs of the services provided and profits or losses realized by Management and its affiliates from their relationship with the Funds; (4) the extent to which economies of scale might be realized as each Fund grows; and (5) whether fee levels reflect any such potential economies of scale for the benefit of investors in each Fund. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The Board evaluated the terms of the Agreements, the overall fairness of the Agreements to each Fund and whether the Agreements were in the best interests of each Fund and its shareholders.

With respect to the nature, extent and quality of the services provided, the Board considered the performance of each Fund. The Board considered the experience and staffing of portfolio management and the investment research personnel of Management and Lehman Brothers Asset Management who perform services for the Funds. The Board noted that Management also provides certain administrative services, including fund accounting and compliance oversight. In addition, the Board noted the positive compliance history of Management, as the firm has been free of significant compliance problems.

With respect to the performance of each Fund, the Board considered the performance of each Fund relative to its benchmark and a peer group of investment companies pursuing broadly similar strategies. The Board also considered the previous performance of Management in managing Neuberger Berman Institutional Cash Fund, a former series of Lehman Brothers Income Funds and the predecessor to Neuberger Berman Institutional Cash Fund, a series of Neuberger Berman Institutional Liquidity Series, which also invests in Money Market Master Series. The Board also considered performance in relation to the degree of risk undertaken by the portfolio managers.

With respect to the overall fairness of the Agreements, the Board considered the fee structure for each Fund under the Agreements as compared to a peer group of comparable funds and any fall-out benefits likely to accrue to Management or Lehman Brothers Asset Management or their affiliates from their relationship with the Fund. The Board also considered the profitability of Management and its affiliates from their association with the Funds.

The Board reviewed a comparison of each Fund’s management fee and overall expense ratio to a peer group of comparable funds. The Board considered the mean and median of the management fees and expense ratios of each peer group. For Cash Management Prime Portfolio, the Board considered whether specific portfolio management or administration needs contributed to the management fee. In addition, the Board considered the contractual limits on Fund expenses undertaken by Management for the Funds.

The Board considered whether there were other funds that were advised or sub-advised by Management or its affiliates or separate accounts managed by Management or its affiliates with similar investment objectives, policies and strategies as the Funds. The Board compared the fees charged to a separate account managed in a similar style to the fees charged to the Funds at various asset levels. The Board considered the appropriateness and reasonableness of the differences between the fees charged between each Fund and the separate account and determined that the differences in fees were consistent with the management and other services provided.

The Board also evaluated any actual or anticipated economies of scale in relation to the services Management provides to each Fund. The Board considered the relatively low level of the management fee and the contractual expense limit for each Fund.

In concluding that the benefits accruing to Management and its affiliates by virtue of their relationship to each Fund were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to each Fund, the Board reviewed specific data as to Management’s profit or loss on each Fund for a recent period and the trend in profit or loss over recent years. The Board also carefully examined Management’s cost allocation methodology and in recent years had an independent consultant review the methodology. It also reviewed an analysis from an independent data service on investment management profitability margins. The Board recognized that Management should be entitled to earn a reasonable level of profits for services it provides to the Funds and, based on its review, concluded that Management’s level of profitability was not excessive.

Conclusions

In approving the Agreements, the Board concluded that the terms of each Agreement are fair and reasonable and that approval of the Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that Management and Lehman Brothers Asset Management could be expected to provide a high level of service to each Fund; that the performance of each Fund was satisfactory; that each Fund’s fee structure appeared to the Board to be reasonable given the nature and quality of services provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship to the Funds were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to each Fund.

Investment manager: Neuberger Berman Management Inc.

Sub-adviser: Lehman Brothers Asset Management LLC

Neuberger Berman Management Inc.

605 Third Avenue, 2nd Floor

New York, NY 10158-0180

888.556.9030

Web site: www.lehmanam.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Portfolios. This report is prepared for the general information of shareholders and is not an offer of shares of the Portfolios. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

  F0367 11/07

Item 2. Code of Ethics

The Board of Trustees (“Board”) of Lehman Brothers Institutional Liquidity Cash Management Funds (“Registrant”) adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR, Investment Company Act file number 811-21648 (filed June 5, 2006).  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert

The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Martha Goss, Howard Mileaf and George Morriss. Ms. Goss, Mr. Mileaf and Mr. Morriss are independent trustees as defined by Form N-CSR.

Item 4. Principal Accountant Fees and Services

Only required in an annual report.

Item 5. Audit Committee of Listed Registrants

Not applicable to the Registrant.

Item 6. Schedule of Investments

The complete schedule of investments for each series of the "master" fund in which the Registrant invests, Institutional Liquidity Trust, is disclosed in the Registrant's semi-annual report, which is included as Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)

A copy of the Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR, Investment Company Act file number 811-21648 (filed June 5, 2006).

(a)(2)

The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)

Not applicable to the Registrant.

(b)

The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section.  Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY CASH MANAGEMENT FUNDS

By: /s/ Peter E. Sundman

Peter E. Sundman

Chief Executive Officer

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Peter E. Sundman

Peter E. Sundman

Chief Executive Officer

Date: November 29, 2007

By: /s/ John M. McGovern

John M. McGovern

Treasurer and Principal Financial

and Accounting Officer

Date: November 29, 2007